S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Apr. 02, 2026 USD ($) $ / shares shares
Spac Prospectus Summary Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Founder Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	2,957,143
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities per Share | $ / shares	$ 0.0001
Sponsor [Member] | Private Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	221,100
Price Paid or to be Paid for Securities per Share | $ / shares	$ 10.00
Sponsor [Member] | Private Placement Unit Over Allotment [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	234,600
Issacyan Co., Ltd. [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Issacyan Co., Ltd. [Member] | Private Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	221,100
Price Paid or to be Paid for Securities, Total Amount	$ 2,211,000
Issacyan Co., Ltd. [Member] | Private Placement Unit Over Allotment [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	234,600
Price Paid or to be Paid for Securities, Total Amount	$ 2,346,000
Issacyan Co., Ltd. [Member] | Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	2,957,143	[1]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Issacyan Co., Ltd. [Member] | Loan [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	500,000
Issacyan Co., Ltd. [Member] | Working Capital Loans [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities per Share | $ / shares	$ 10.00

[1]	Including up to 385,714 shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised.